Related Party Transactions - Schedule of Remuneration Attributed to Key Management Personnel (Details) - Related Party [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Remuneration Attributed to Key Management Personnel [Line Items]
Consulting fees	$ 464,500	$ 101,100	$ 1,059,900	$ 261,933	$ 757,233	$ 230,000
Management fees	71,291		74,800
Director fees	41,640		124,930
Salaries		67,353	26,228	445,009	539,174	633,957
Share-based compensation	13,180	30,763	49,795	(1,819)	23,861	357,349
Total	$ 590,611	$ 199,216	$ 1,335,653	$ 705,123	$ 1,485,268	$ 1,221,306